Related Party Transactions (Details Narrative) (10-K) - USD ($)					1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 02, 2020	May 07, 2020	Sep. 16, 2019	Sep. 13, 2017	May 31, 2020	Feb. 28, 2021	Feb. 29, 2020	Nov. 30, 2018	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019	Oct. 13, 2020	Jun. 22, 2020	May 12, 2020
Proceeds from sale of private units											$ 87,700	$ 1,925,000
General and administrative expense						$ 715,255	$ 328,334		$ 1,704,969	$ 1,014,232	3,170,992	$ 4,353,189
Jed Kaplan [Member]
Number of shares issued restricted shares			70,000
William H. Herrmann [Member]
Number of shares issued restricted shares					2,976
Number of shares issued restricted shares, value					$ 25,000
William H. Herrmann [Member] | Restricted Stock [Member]
Sale of stock, price per share		$ 1.09
Number of shares issued restricted shares	23,809	22,936
Number of shares issued restricted shares, value	$ 25,000	$ 25,000
Kaplan Promissory Note [Member]
Debt instrument, face amount															$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, face amount					$ 64,728	$ 25,272			$ 25,272		$ 64,728		$ 25,272	$ 90,000	$ 90,000
Equity method investment, ownership percentage						10.00%			10.00%					10.00%	5.00%
I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares agreed to be purchased under commitment											26,250
Monthly fees for office space, utilities and secretarial and administrative support											$ 10,000
General and administrative expense								$ 30,080
Private Placement [Member]
Number of shares purchased				7,000							254,500
Sale of stock, price per share					$ 10.00						$ 10.00
Proceeds from sale of private units											$ 2,545,000
Private Placement [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares purchased				7,000
Sale of stock, price per share				$ 10.00